Investments - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 08, 2016	Mar. 03, 2016
Schedule of Investments [Line Items]
Investments		$ 15,000,000	$ 15,000,000
Impairment on the remaining investment		$ 0
Voting interest		20.00%
Loss of unconsolidated entities		$ 0	$ 267,000	$ (110,000)
Proportionate share exceed of the company's consolidated assets or income		10.00%
Web and Money Management Solution
Schedule of Investments [Line Items]
Interest note receivable							$ 600,000
Impairment on the remaining investment				$ 600,000
Fortifico Limited
Schedule of Investments [Line Items]
Impairment on the remaining investment					$ 4,700,000
Investments						$ 5,000,000.0
Ownership interest					33.00%	33.00%
Minimum
Schedule of Investments [Line Items]
Voting interest		20.00%
Minimum | WZ UK Ltd.
Schedule of Investments [Line Items]
Proportionate share of company's income from continuing operations		20.00%
Maximum
Schedule of Investments [Line Items]
Voting interest		50.00%
Automattic
Schedule of Investments [Line Items]
Investment made on asset	$ 15,000,000.0
Percentage of outstanding shares invested	5.00%